                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 29, 2000

Check here if Amendment  [  ]                  Amendment No.:    _______
         This Amendment (Check only one):      [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             K Capital Partners, LLC
Address:          75 Park Plaza
                  Boston, MA 02116

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Abner Kurtin
Title: Managing Member of Harwich Capital Partners, LLC (Managing Member of K Capital Partners, LLC)
Phone:   617-646-7715

Signature, place and date of signing:

/s/  Abner Kurtin,  Boston, Massachusetts, February 13, 2001

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Infomation Table Entry Total:      25

Form 13F Information Table Value Total:     $236,362 (in thousands)

Pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, the institutional investment manager filing this report has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                                         VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP  (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS SOLE      SHARED OTHER
--------------                  --------------   -----  --------  --------   ---------  ----------  -------- ----      ------ -----
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

AXA Financial Inc Com Stk USDO  Common Stock   002451102   31968    445156    SH           Sole              445156

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Cendant Corp Com                Common Stock   151313103   9163    952000    SH           Sole              952000

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Chemfirst Inc Com               Common Stock   16361A106  19230    871600    SH           Sole              871600

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Galileo Technology Ltd Com      Common Stock   M47298100   1145     84800    SH           Sole               84800

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General Mtrs Corp Com           Common Stock   370442105   1528     30000    SH           Sole               30000

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Gyrodyne Co Amer Inc Com        Common Stock   403820103   2379    142550    SH           Sole              142550

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Infocus Corp Com Stk            Common Stock   45665B106   2670    181000    SH           Sole              181000

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Laser Mortgage Mgmt Inc         Common Stock   51806D100   3285    955500    SH           Sole              955500
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Omega Worldwide Inc             Common Stock   68210B108    535    219412    SH           Sole              219412

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PACTIV Corporation Com Stk      Common Stock   695257105   8480    685260    SH           Sole              685260

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Snyder Comm Inc Circle.Com      Common Stock   832914204    590   1048128    SH           Sole             1048128

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Triton PCS Holdings Inc Class   Common Stock   89677M106    848     25000    SH           Sole               25000

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USX-Marathon Group Com          Common Stock   902905827   4163    150000    SH           Sole              150000

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Veritas Software Corp Com       Common Stock   923436109  35236    402694    SH           Sole              402694

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Vivendi Sponsored ADR           ADRS Stocks    92851S204  30909    473249    SH           Sole              473249

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